OTHER INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 4:-	OTHER INTANGIBLE ASSETS, NET

Net other intangible assets consisted of the following

	Weighted average amortization	June 30,	December 31,
	period	2017	2016
	(years)	Unaudited
Original amount:

Core technology	4.74	$13,384	$13,384
Customer relationships	5.84	1,981	1,981
Non-competition agreement	4	224	224

		15,589	15,589
Accumulated amortization and impairment charges:

Core technology		7,589	6,977
Customer relationships		1,577	1,544
Non-competition agreement		196	168
Impairment of acquisition-related intangible assets (*)		4,122	4,122

		9,362	8,689
Other intangible assets, net:

Core technology		1,876	2,488
Customer relationships		201	234
Non-competition agreement		28	56

		$2,105	$2,778

 The estimated future amortization expense of other intangible assets as of June 30, 2017 for the years ending December 31:

2017	$673
2018	943
2019	415
Thereafter	74

$2,105

(*)
In 2016, the Company recorded a $4,122 impairment charge on developed technology. This impairment was based upon forecasted discounted cash flows which considered delayed sales trends with longer than expected sales cycles of Appfluent products, which the Company believes is primarily due to the innovative nature of this solution.